Capital Management	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company's primary objective when managing capital is to ensure it will be able to continue as a going concern and that it has sufficient ability to satisfy its capital obligations and ongoing operational expenses, as well as having sufficient liquidity to fund suitable business opportunities as they arise.
The capital of the Company consists of items included in the Company's equity and loans and borrowings, net of cash and cash equivalents. The Company's capital, as defined above, is summarized in the following table:

	December 31, 2021	December 31, 2020
Equity	$2,585,345	$1,448,523
Loans and borrowings	540,682	545,241
	3,126,027	1,993,764
Less: cash and cash equivalents	(305,498)	(344,926)
	$2,820,529	$1,648,838
The Company manages its capital structure and makes adjustments as necessary in light of economic conditions. The Company, upon approval from its Board of Directors, seeks to balance its overall capital structure through new share issues or by undertaking other activities as deemed appropriate under the specific circumstances. To maintain its capital structure, the Company may, from time to time, issue or buy back equity, draw down or repay debt, or sell assets.